BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 03, 2019	Feb. 13, 2019	Feb. 04, 2019	Dec. 03, 2018	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019	Dec. 02, 2019	Mar. 29, 2019	Jan. 15, 2019	Oct. 09, 2018
Loss on extinguishment of debt					$ 943,706	$ 660,119	$ 11,073,361	$ 32,230,235	$ 44,355,401	$ 1,164,054
Monarch [Member]
Aggregate consideration				$ 21,098,012
Subordinate voting shares				4,019,065
Subordinate voting shares value				$ 1,000,000
Deferred payment description				The Company determined the present value of the Company’s estimates of future outcomes of revenue targets being met (revenue targets ranged from $7,000,000 to $10,000,000) and the likelihood of the earn out being paid which was valued at $774,000.
Cash				$ 6,986,541
Per share price				$ 3.32
MME Evanston Retail, LLC [Member]
Aggregate consideration											$ 6,930,557
Membership interests											100.00%
Future Transactions Holdings, LLC [Member] | Seven Point [Member]
Aggregate consideration			$ 12,945,270
Subordinate voting shares			2,117,238
Cash			$ 3,050,000
Per share price			$ 3.26
Note Payable			$ 3,000,000
Mattn Jeremy, Inc. [Member] | One Love Beach Club [Member]
Aggregate consideration	$ 12,708,000
Subordinate voting shares	5,112,263								3,045,989
Subordinate voting shares value									$ 748,658
Contingent Consideration aggregate value	$ 9,833,000
Deferred payment acquisitions	$ 1,875,000								958,500
Deferred payment description	$1,000,000 deferred payment to be paid six months after closing, $1,000,000 deferred payment to be paid one year after closing
Deferred payment present value	$ 1,875,000								958,500
Cash	$ 1,000,000								1,000,000
Loss on extinguishment of debt									$ 248,656
LVMC, LLC [Member] | Cannacopia [Member]
Cash														$ 10,075,000
Viktoriyas Medical Supplies LLC [Member] | Buddys Cannabis [Member]
Aggregate consideration													$ 10,300,000
Cash													3,800,000
Note Payable													$ 6,500,000
Kannaboost Technology Inc. and CSI Solutions LLC [Member]
Aggregate consideration		$ 31,169,438
Subordinate voting shares		4,739,626
Deferred payment description		As part of the transaction, the Company also received a 40% stake in top-selling brand K.I.N.D. Concentrates, which is currently distributed in over 90% of the dispensaries in Arizona.
Cash		$ 2,000,000
Per share price		$ 2.99
Note Payable		$ 15,000,000
PHSL, LLC [Member] | SugarLeaf Trading Co. [Member]
Aggregate consideration												$ 3,000,000
Cash												$ 750,000
Membership interests												100.00%
Note Payable												$ 2,250,000